Borrowings - Securities sold under agreements to repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Balance outstanding at year end	$ 30,494	$ 26,781
Average daily balance during the year	$ 32,896	$ 25,049
Average interest rate during the year	4.43%	4.17%
Maximum month-end balance during the year	$ 37,805	$ 30,509
Weighted-average interest rate at year end	3.77%	4.58%